Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Direct Financing Lease, Lease Income [Table Text Block]
The following table lists the components of Teekay LNG's net investments in direct financing leases:

	June 30, 2019	December 31, 2018
	$	$
Total minimum lease payments to be received	865,333	897,130
Estimated unguaranteed residual value of leased properties	291,098	291,098
Initial direct costs and other	312	329
Less unearned revenue	(592,058)	(613,394)
Total	564,685	575,163
Less current portion	(13,082)	(12,635)
Long-term portion	551,603	562,528

Disaggregation of Revenue
The following tables contain the Company’s revenue for the three and six months ended June 30, 2019 and 2018, by contract type, by segment and by business lines within segments.

	Three Months Ended June 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	133,684	2,369	1,456	—	8,078	(2,487)	143,100
Voyage charters	8,858	—	186,805	—	—	—	195,663
Bareboat charters	6,129	—	—	—	—	—	6,129
FPSO contracts	—	—	—	57,828	—	—	57,828
Management fees and other	2,020	—	14,016	—	39,911	(1,000)	54,947
	150,691	2,369	202,277	57,828	47,989	(3,487)	457,667

	Three Months Ended June 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	96,857	4,316	17,384	—	7,588	(1,439)	124,706
Voyage charters	6,767	5,719	144,328	—	—	—	156,814
Bareboat charters	5,734	—	—	—	—	—	5,734
FPSO contracts	—	—	—	66,429	—	—	66,429
Management fees and other	2,814	108	9,947	—	38,595	495	51,959
	112,172	10,143	171,659	66,429	46,183	(944)	405,642

	Six Months Ended June 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	264,459	5,131	4,866	—	14,347	(2,487)	286,316
Voyage charters	18,018	—	403,222	—	—	—	421,240
Bareboat charters	12,191	—	—	—	—	—	12,191
FPSO contracts	—	—	—	107,266	—	—	107,266
Management fees and other	3,005	—	26,690	—	84,301	(2,129)	111,867
	297,673	5,131	434,778	107,266	98,648	(4,616)	938,880

	Six Months Ended June 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	190,316	9,714	39,494	—	20,682	(9,418)	250,788
Voyage charters	10,390	10,470	279,970	—	—	—	300,830
Bareboat charters	11,111	—	—	—	—	—	11,111
FPSO contracts	—	—	—	132,399	—	—	132,399
Management fees and other	5,404	216	20,660	—	77,445	811	104,536
	217,221	20,400	340,124	132,399	98,127	(8,607)	799,664

The following tables contain the Company’s revenue for the three and six months ended June 30, 2019 and 2018, by contract type, by segment and by business lines within segments.

	Three Months Ended June 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	133,684	2,369	1,456	—	8,078	(2,487)	143,100
Voyage charters	8,858	—	186,805	—	—	—	195,663
Bareboat charters	6,129	—	—	—	—	—	6,129
FPSO contracts	—	—	—	57,828	—	—	57,828
Management fees and other	2,020	—	14,016	—	39,911	(1,000)	54,947
	150,691	2,369	202,277	57,828	47,989	(3,487)	457,667

	Three Months Ended June 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	96,857	4,316	17,384	—	7,588	(1,439)	124,706
Voyage charters	6,767	5,719	144,328	—	—	—	156,814
Bareboat charters	5,734	—	—	—	—	—	5,734
FPSO contracts	—	—	—	66,429	—	—	66,429
Management fees and other	2,814	108	9,947	—	38,595	495	51,959
	112,172	10,143	171,659	66,429	46,183	(944)	405,642

	Six Months Ended June 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	264,459	5,131	4,866	—	14,347	(2,487)	286,316
Voyage charters	18,018	—	403,222	—	—	—	421,240
Bareboat charters	12,191	—	—	—	—	—	12,191
FPSO contracts	—	—	—	107,266	—	—	107,266
Management fees and other	3,005	—	26,690	—	84,301	(2,129)	111,867
	297,673	5,131	434,778	107,266	98,648	(4,616)	938,880

	Six Months Ended June 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	190,316	9,714	39,494	—	20,682	(9,418)	250,788
Voyage charters	10,390	10,470	279,970	—	—	—	300,830
Bareboat charters	11,111	—	—	—	—	—	11,111
FPSO contracts	—	—	—	132,399	—	—	132,399
Management fees and other	5,404	216	20,660	—	77,445	811	104,536
	217,221	20,400	340,124	132,399	98,127	(8,607)	799,664

The following table contains the Company's total revenue for the three and six months ended June 30, 2019 and 2018, by contracts or components of contracts accounted for as leases and those not accounted for as leases.

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	354,410	302,010	737,553	596,565
Interest income on lease receivables	12,969	9,954	25,763	19,914
Variable lease payments – cost reimbursements (1)	13,307	10,169	25,314	18,677
Variable lease payments – other (2)	16,320	27,426	27,144	51,708
	397,006	349,559	815,774	686,864
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	5,714	4,124	11,239	8,264
Management fees and other income	54,947	51,959	111,867	104,536
	60,661	56,083	123,106	112,800
Total	457,667	405,642	938,880	799,664

(1)
Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.

(2)
Compensation from time-charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs, which are based on the volume of oil produced, the price of oil, as well as other monthly or annual operational performance measures.